ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V. (Schedule of Assets Acquired and Liabilities Assumed) (Details) - CAD ($)	Dec. 31, 2018	Apr. 03, 2018	Dec. 31, 2017
Assets acquired:
Amounts receivable and prepaid expenses	$ 308,153		$ 121,864
Total assets	12,581,840		$ 5,301,044
Comercializadora Mexmaken, S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Fair value of common shares issued	1,312,500	$ 1,312,500
Total	1,312,500
Assets acquired:
Cash	18,436
Amounts receivable and prepaid expenses	20,463
Construction in progress	91,339
Furniture and equipment	2,741
Master lease agreement	428,000
Goodwill	1,315,258
Accounts payable	(356,404)
Deferred income tax liability	(61,500)
Total assets	1,458,333
Net assets attributed to non-controlling interest	(145,833)
Net assets acquired	$ 1,312,500